Disclosure of detailed information about foreign exchange rates used (Details)	3 Months Ended
	Nov. 30, 2019 CAD_USD Rand_USD	Nov. 30, 2018 CAD_USD Rand_USD	Aug. 31, 2019 CAD_USD Rand_USD
Rand / USD [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Period-end rate | Rand_USD	14.6532		14.3314
3-month period average rate | Rand_USD	14.8490	14.4334
CAD / USD [Member]
Basis Of Presentation And Significant Accounting Policies [Line Items]
Period-end rate | CAD_USD	1.3289		1.3295
3-month period average rate | CAD_USD	1.3222	1.3082